ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2022
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

Accounts receivable consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Trade accounts receivable	$1,138,253	$867,027
Less: allowance for doubtful accounts	(46,705)	-
Total accounts receivable	$1,091,548	$867,027